Other Operating Expenses	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Operating Expenses

NOTE 15 - OTHER OPERATING EXPENSES

Other operating expenses at December 31 included the following:

	2013	2012	2011
Directors’ fees	$99,625	$103,250	$115,250
Stationery and supplies	150,280	173,163	166,602
Regulatory assessment and deposit insurance	274,897	271,721	315,053
Advertising	216,744	211,875	154,380
Postage and transportation	172,996	160,141	164,616
Other taxes	146,264	162,470	176,843
Service Expense	428,850	482,780	382,837
Other	830,191	771,156	823,179

Total	$2,319,847	$2,336,556	$2,298,760